United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: Quarter ended 12/31/2011

Item 1. Schedule of Investments

Federated Mortgage Fund

Portfolio of Investments

December 31, 2011 (unaudited)

Principal Amount			Value
		Mortgage-Backed Securities – 85.8%
		Federal Home Loan Mortgage Corporation – 47.3%
$9,741,300		3.500%, 10/1/2025 - 11/1/2025	10,163,814
13,287,758	[1]	4.000%, 8/1/2025 - 1/1/2042	13,939,363
51,468,977		4.500%, 6/1/2019 - 9/1/2040	54,550,897
30,430,213		5.000%, 7/1/2019 - 10/1/2039	32,725,837
23,733,906		5.500%, 4/1/2021 - 10/1/2039	25,734,381
8,799,113		6.000%, 4/1/2036 - 2/1/2038	9,663,639
357,824		7.500%, 1/1/2027 - 2/1/2031	416,824
		TOTAL	147,194,755
		Federal National Mortgage Association – 32.6%
16,909,047	[1]	4.000%, 12/1/2031 - 1/1/2042	17,791,014
24,050,055		4.500%, 12/1/2019 - 6/1/2041	25,575,952
24,663,622	[1]	5.000%, 7/1/2019 - 1/1/2042	26,619,018
16,595,619		5.500%, 9/1/2034 - 4/1/2036	18,074,152
10,610,116		6.000%, 11/1/2034 - 4/1/2038	11,695,246
978,144		6.500%, 2/1/2014 - 8/1/2034	1,094,799
314,575		7.000%, 6/1/2016 - 2/1/2030	344,071
7,135		7.500%, 4/1/2015	7,598
10,786		8.000%, 12/1/2026	12,787
		TOTAL	101,214,637
		Government National Mortgage Association – 5.9%
9,000,000	[1]	4.000%, 1/15/2042	9,654,421
3,429,014		4.500%, 10/15/2039	3,740,502
4,205,750		5.000%, 6/20/2039 - 9/20/2039	4,651,880
116,315		7.000%, 9/15/2028 - 11/15/2031	133,515
242,205		8.000%, 10/15/2030 - 11/15/2030	286,401
		TOTAL	18,466,719
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $251,322,591)	266,876,111
		Collateralized Mortgage Obligations – 14.8%
		Federal Home Loan Mortgage Corporation – 4.8%
2,023,588	[2]	0.578%, 1/15/2037, REMIC 3260 PF	2,024,124
249,788	[2]	0.588%, 6/15/2036, REMIC 3175 FE	249,036
1,875,609	[2]	0.608%, 5/15/2036, REMIC 3160 FD	1,871,290
3,000,147	[2]	0.628%, 4/15/2036, REMIC 3144 FB	2,995,073
4,787,809	[2]	0.658%, 7/15/2036, REMIC 3179 FP	4,784,733
473,908	[2]	0.678%, 8/15/2036, REMIC 3206 FE	474,109
2,100,000		2.412%, 8/25/2018, REMIC K704 A2	2,130,352
252,457		7.500%, 4/15/2033, REMIC 3076 NM	257,469
		TOTAL	14,786,186
		Federal National Mortgage Association – 4.3%
338,049	[2]	0.544%, 10/25/2031, REMIC 2005-63 FC	336,077
1,374,454	[2]	0.594%, 7/25/2036, REMIC 2006-58 FP	1,370,854
2,526,623	[2]	0.634%, 11/25/2036, REMIC 2006-104 FY	2,523,544
2,386,997	[2]	0.644%, 9/25/2036, REMIC 2006-81 FB	2,384,440
2,275,342	[2]	0.654%, 12/25/2036, REMIC 2006-115 EF	2,273,653
625,265	[2]	0.674%, 10/25/2036, REMIC 2006-93 FM	624,656
1

Principal Amount			Value
$2,358,652	[2]	0.674%, 9/25/2036, REMIC 2006-85 PF	2,355,432
727,411	[2]	0.694%, 6/25/2036, REMIC 2006-43 FL	727,854
3,852,844		4.500%, 5/25/2040, REMIC 404 2	590,268
64,104		6.500%, 4/1/2032, REMIC 321 2	11,343
		TOTAL	13,198,121
		Non-Agency Mortgage – 5.7%
1,996,445		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,999,895
2,061,476		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,829,338
864,817		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	701,465
812,957		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	757,831
1,600,289		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.485%, 5/19/2047	773,430
1,830,059		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,616,966
15	[3,5]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	10
44,248	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	36,102
181,831	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4,237
566,890		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	565,552
1,906,015		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,904,781
2,797,345		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	2,833,711
2,047,766		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,736,358
839,882	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.278%, 1/25/2046	484,096
1,600,549	[2]	Washington Mutual 2006-AR15, Class 1A, 1.048%, 11/25/2046	869,558
1,554,095		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	1,639,478
		TOTAL	17,752,808
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $52,469,604)	45,737,115
		Commercial Mortgage-Backed Securities – 7.3%
		Commercial Mortgage – 7.3%
2,650,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,741,423
2,318,501	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	2,427,269
2,926,983	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,037,296
2,421,948	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,532,324
2,579,769	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,611,653
2,400,000	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2011-C4, Class A2, 3.341%, 7/15/2046	2,477,648
1,500,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	3,806,681
1,500,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	1,563,816
1,600,000		WF-RBS Commercial Mortgage Trust 2011-C3, Class A3, 3.526%, 11/15/2044	1,624,550
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,627,343)	22,822,660
		Repurchase Agreements – 7.7%
18,627,000	[2]	Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473.	18,627,000
5,316,000	[6]	Interest in $82,383,000 joint repurchase agreement 0.05%, dated 12/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $82,387,005 on 1/23/2012. The securities provided as collateral at the end of the period were U.S. Government Agency with various maturities to 3/25/2049 and the market value of those underlying securities was $84,740,414.	5,316,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	23,943,000
		TOTAL INVESTMENTS — 115.6% (IDENTIFIED COST $346,362,538)[7]	359,378,886
		OTHER ASSETS AND LIABILITIES - NET — (15.6)%[8]	(48,417,863)
		TOTAL NET ASSETS — 100%	$310,961,023
2

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $17,431,778, which represented 5.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2011, these liquid restricted securities amounted to $17,391,429, which represented 5.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at December 31, 2011, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$17	$10
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$36,924	$36,102
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$5,824	$4,237
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At December 31, 2011, the cost of investments for federal tax purposes was $346,362,538. The net unrealized appreciation of investments for federal tax purposes was $13,016,348. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,087,787 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,071,439.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2011.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

3

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$266,876,111	$ —	$266,876,111
Collateralized Mortgage Obligations	—	45,696,766	40,349	45,737,115
Commercial Mortgage-Backed Securities	—	22,822,660	—	22,822,660
Repurchase Agreements	—	23,943,000	—	23,943,000
TOTAL SECURITIES	$ —	$359,338,537	$40,349	$359,378,886

4

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Collateralized Mortgage Obligations
Balance as of October 1, 2011	$43,287
Realized gain (loss)	398
Change in unrealized appreciation / depreciation	(993)
Purchases	1,255
(Sales)	(3,598)
Balance as of December 31, 2011	$40,349
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2011	$(993)

The following acronyms are used throughout this portfolio:

IO	— Interest Only
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

5

Federated Ultrashort Bond Fund

Portfolio of Investments

December 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.8%
		Federal National Mortgage Association – 0.8%
$3,704,064		FNMA ARM 544848, 2.907%, 4/01/2030	3,817,954
3,296,306		FNMA ARM 544872, 3.239%, 7/01/2034	3,491,091
655,320		FNMA ARM 556379, 1.608%, 5/01/2040	654,259
3,400,024		FNMA ARM 618128, 2.526%, 8/01/2033	3,522,157
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $11,209,691)	11,485,461
		Asset-Backed Securities – 45.7%
		Auto Receivables – 20.0%
10,000,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 2.028%, 1/15/2015	10,114,560
4,782,084		Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.310%, 10/6/2013	4,768,471
2,154,741		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	2,199,338
2,817,209		Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.350%, 4/7/2014	2,806,415
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,590,289
4,300,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	4,322,402
4,750,000		Americredit Automobile Receivables Trust 2010-3, Class B, 2.04%, 9/8/2015	4,783,801
652,187		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 11/6/2013	652,732
6,393,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	6,348,909
1,595,288		Americredit Automobile Receivables Trust 2011-2, Class A2, 0.90%, 9/8/2014	1,598,678
6,500,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	6,539,163
10,000,000		Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,005,303
13,000,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.428%, 9/15/2014	13,077,943
1,293,835		BMW Vehicle Lease Trust 2010-1, Class A2, 0.58%, 9/17/2012	1,300,078
2,600,133	[1,2]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	2,605,300
5,062,248		Capital One Auto Finance Trust 2007-C, Class A4, 5.23%, 7/15/2014	5,071,890
10,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	10,016,351
5,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	4,997,545
4,580,890	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	4,612,615
15,000,000	[1,2]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.69%, 2/15/2016	15,021,522
5,000,000	[1,2]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 3.18%, 2/15/2016	5,075,861
989,409		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	992,907
8,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	8,072,627
103,600	[1,2]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	103,764
6,000,000	[1,2]	Huntington Auto Trust 2011-1A, Class D, 3.520%, 6/15/2018	6,003,110
5,600,000	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 1.020%, 8/15/2014	5,607,420
14,000,000	[1,2]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.285%, 9/20/2016	14,076,860
2,453,702	[1,2]	MMCA Automoble Trust 2010-A, Class A3, 1.39%, 1/15/2014	2,457,249
3,480,000	[1,2]	MMCA Automoble Trust 2010-A, Class B, 3.96%, 10/15/2015	3,604,346
4,000,000	[1,2]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	4,041,300
938,081		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	942,964
12,000,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	12,496,169
224,436	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A2, 0.81%, 1/18/2013	224,678
2,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class B, 4.544%, 10/26/2015	2,052,282
10,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class C, 6.293%, 10/26/2015	10,347,756
2,250,000	[1,2]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.794%, 1/26/2015	2,252,464
5,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class A, 1.444%, 11/25/2016	5,006,982
3,210,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class B, 2.044%, 11/25/2016	3,211,581

Principal Amount or Shares			Value
$3,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	3,005,565
10,000,000		Nissan Auto Lease Trust 2011-B, Class A4, 1.10%, 1/16/2017	9,955,350
12,750,000	[1,2]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.428%, 1/15/2015	12,852,037
6,826,953	[1,2]	SMART Series 2011-1US Trust, Class A2B, 1.028%, 4/14/2013	6,827,417
9,000,000	[1,2]	SMART Series 2011-2US Trust, Class A2B, 1.028%, 11/14/2013	9,001,569
1,516		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	1,518
3,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	3,053,714
1,216,608		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	1,219,818
13,000,000	[1,2]	Volkswagen Credit Auto Master Trust 2011-1A, Class Note, 0.973%, 9/20/2016	13,005,608
3,704,651		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	3,739,567
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	6,051,570
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	6,015,750
		TOTAL	275,733,108
		Credit Card – 12.0%
1,250,000		American Express Credit Account Master Trust 2007-7, Class B, 0.448%, 2/17/2015	1,247,931
5,000,000		American Express Issuance Trust 2005-2, Class C, 0.698%, 8/15/2013	4,985,557
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	511,507
11,010,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.568%, 6/16/2014	11,014,948
9,000,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	9,432,637
9,900,000		Citibank Credit Card Issuance Trust 2005-C3, Class C3, 0.688%, 7/15/2014	9,874,770
10,000,000		Citibank Credit Card Issuance Trust 2006-C1, Class C1, 0.685%, 2/20/2015	9,917,939
8,000,000		Citibank Credit Card Issuance Trust 2008-C6, Class C6, 6.30%, 6/20/2014	8,165,835
10,000,000		Citibank Omni Master Trust 2009-A17, Class A17, 4.90%, 11/15/2018	10,878,783
15,000,000	[1,2]	Citibank Omni Master Trust 2009-A8, Class A8, 2.378%, 5/16/2016	15,088,264
14,000,000		Discover Card Master Trust 2011-A1, Class A1, 0.628%, 8/15/2016	14,058,698
6,250,000	[1,2]	Golden Credit Card Trust, Class A, 0.678%, 10/15/2015	6,250,000
12,000,000	[1,2]	Gracechurch Card PLC, Class A, 0.878%, 11/15/2014	12,005,280
12,600,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	12,676,965
11,000,000		MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.628%, 10/15/2014	11,021,977
10,000,000		MBNA Credit Card Master Note Trust 2006-C1, Class C1, 0.698%, 7/15/2015	9,928,955
10,170,000		Penarth Master Issuer PLC, Class A1, 0.935%, 5/18/2015	10,146,578
8,000,000	[1,2]	Turquoise Card Backed Securities, Class A, 1.068%, 9/15/2016	7,966,688
		TOTAL	165,173,312
		Equipment Lease – 5.0%
6,229,944	[1,2]	CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	6,255,144
9,953,303	[1,2]	CLI Funding LLC. 2006-1A A, Class A, 0.465%, 8/18/2021	9,100,628
690,927		CNH Equipment Trust 2008-B, Class A4B, 2.178%, 11/17/2014	698,337
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 9/15/2016	3,089,722
6,000,000		CNH Equipment Trust 2011-A, Class A2, 0.62%, 6/16/2014	6,003,264
8,000,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	8,004,299
222,515		GE Equipment Midticket LLC (Series 2009-1), Class A3, 2.34%, 6/17/2013	222,853
7,000,000	[1,2]	GE Equipment Midticket LLC (Series 2010-1), Class A3, 0.94%, 7/14/2014	7,021,875
12,000,000	[1,2]	GE Equipment Small Ticket LLC (Series 2011-1), Class A3, 1.45%, 1/21/2018	12,057,060
2,702,256	[1,2]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	2,713,128
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,582,940
4,778,000	[1,2]	Great America Leasing Receivables 2011-1, Class B, 2.88%, 5/15/2016	4,899,564
4,000,000	[1,2]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.00%, 9/15/2015	4,009,700
2,500,000	[1,2]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,510,038
		TOTAL	69,168,552

Principal Amount or Shares			Value
		Home Equity Loan – 1.1%
$1,537,143		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.654%, 7/25/2035	1,387,688
1,952,695		Carrington Mortgage Loan Trust, Class A2, 0.394%, 5/25/2036	1,932,310
773,213		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	771,053
164,559		Citifinancial Mortgage Securities, Inc. (Series 2003-4), Class AF4, 4.427%, 10/25/2033	160,817
61,548		Countrywide Asset Backed Certificates 2004-4, Class A, 1.034%, 8/25/2034	41,840
373,625		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.535%, 9/20/2023	347,705
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.974%, 11/25/2034	865,533
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	13,033
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.624%, 2/25/2035	105,285
1,021,408	[1,2]	Quest Trust 2004 — X1, Class A, 0.624%, 3/25/2034	917,218
2,503,871		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,432,261
137,478		Residential Asset Securities Corp. 2003-KS6, Class A2, 0.894%, 8/25/2033	108,044
93,101		Residential Asset Securities Corp. 2005-KS11, Class AI3, 0.494%, 12/25/2035	91,307
2,806,970		Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.414%, 1/25/2037	2,800,293
1,038,692		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.464%, 2/25/2036	1,007,776
2,532,131	[1,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
2,889,403		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.444%, 5/25/2036	2,877,871
		TOTAL	15,860,034
		Manufactured Housing – 0.1%
289,047		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	301,533
1,188,972		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	1,223,093
52,204		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	52,231
		TOTAL	1,576,857
		Other – 7.5%
7,979,823	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.534%, 5/10/2032	7,102,042
6,802,224	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.218%, 2/25/2043	6,759,758
2,000,000	[1,2]	CNH Wholesale Master Note Trust, Class 1A, 1.078%, 12/15/2015	2,003,376
1,500,000	[1,2]	CNH Wholesale Master Note Trust, Class 1B, 1.928%, 12/15/2015	1,499,834
8,517,590		Educational Funding Of The South, Inc. 2011-1, Class A1, 0.968%, 10/25/2021	8,521,733
2,203,049	[1,2]	GE Business Loan Trust, Class A, 0.568%, 5/15/2032	1,984,541
610,374		Keycorp Student Loan Trust, Class 2A2, 0.704%, 3/27/2024	604,836
4,717,679		Louisiana Public Facilities Authority 2011-A, Class A1, 0.918%, 4/26/2021	4,675,126
7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.268%, 10/25/2025	6,833,540
10,297,195		North Carolina Education Assistance Authority, Class A1, 0.868%, 1/25/2021	10,288,957
10,000,000	[1,2]	PFS Financing Corp. 2010-CA, Class A, 1.678%, 2/15/2014	10,044,176
2,589,939		SLM Student Loan Trust 2006-C, Class A2, 0.596%, 9/15/2020	2,583,125
3,559,309	[1,2]	SLM Student Loan Trust 2010-C, Class A1, 1.928%, 12/15/2017	3,570,780
13,924,433		SLM Student Loan Trust 2011-1, Class A1, 0.814%, 3/25/2026	13,746,548
8,588,916		SLM Student Loan Trust 2011-2, Class A1, 0.894%, 11/25/2027	8,587,976
7,092,295	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.278%, 10/15/2024	7,046,742
2,097,153	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	2,173,546
3,163,785	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	3,226,692
2,548,862	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	2,615,791
		TOTAL	103,869,119
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $633,349,184)	631,380,982
		Corporate Bonds – 26.3%
		Basic Industry - Chemicals – 0.5%
2,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	2,045,792
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	2,573,006

Principal Amount or Shares			Value
$1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,611,518
		TOTAL	6,230,316
		Basic Industry - Metals & Mining – 0.5%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,173,919
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, (Series 144A), 4.625%, 4/21/2016	3,991,680
		TOTAL	7,165,599
		Capital Goods - Aerospace & Defense – 0.2%
1,745,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	1,754,135
1,500,000		Raytheon Co., Sr. Unsecd. Note, 1.40%, 12/15/2014	1,505,001
		TOTAL	3,259,136
		Capital Goods - Diversified Manufacturing – 0.5%
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,747,165
3,000,000		Textron Financial Corp., 5.40%, 4/28/2013	3,087,501
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,554,177
		TOTAL	6,388,843
		Communications - Media & Cable – 0.7%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,711,772
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,164,171
3,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	3,068,247
		TOTAL	9,944,190
		Communications - Media Noncable – 0.2%
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,151,498
		Communications - Telecom Wireless – 0.4%
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,905,378
2,000,000		Vodafone Group PLC, 5.35%, 2/27/2012	2,014,016
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,666,099
		TOTAL	5,585,493
		Communications - Telecom Wirelines – 1.2%
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,942,398
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,155,137
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,157,500
1,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	966,563
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,519,965
3,000,000		Verizon Communications, Inc., Floating Rate Note - Sr. Note, (Series FRN), 1.184%, 3/28/2014	3,007,704
		TOTAL	16,749,267
		Consumer Cyclical - Automotive – 1.0%
6,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, (Series 144A), 1.184%, 3/28/2014	5,982,087
4,700,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, (Series 144A), 1.742%, 9/13/2013	4,694,667
3,000,000	[1,2]	Nissan Motor Acceptance Corp., Note, 3.25%, 1/30/2013	3,048,247
		TOTAL	13,725,001
		Consumer Cyclical - Entertainment – 0.9%
2,400,000		NBC Universal, Inc., Sr. Unsecd. Note, 2.10%, 4/1/2014	2,433,150
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2015	4,301,711
500,000		Walt Disney Co., Note, (Series MTNB), 6.375%, 3/1/2012	504,715
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,037,615
		TOTAL	12,277,191
		Consumer Cyclical - Retailers – 0.1%
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,514,553

Principal Amount or Shares			Value
		Consumer Cyclical - Services – 0.4%
$5,000,000		Expedia, Inc., Company Guarantee, 8.50%, 7/1/2016	5,393,015
		Consumer Non-Cyclical - Food/Beverage – 1.4%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,690,421
1,450,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,459,978
2,250,000		General Mills, Inc., 5.65%, 9/10/2012	2,327,295
5,000,000		General Mills, Inc., Floating Rate Note — Sr. Note, 0.811%, 5/16/2014	4,993,898
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,596,551
2,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,043,840
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.875%, 10/25/2013	2,009,902
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,598,350
		TOTAL	18,720,235
		Consumer Non-Cyclical - Health Care – 0.2%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,133,468
1,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,521,364
		TOTAL	2,654,832
		Consumer Non-Cyclical - Pharmaceuticals – 0.2%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,611,107
1,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	1,003,774
		TOTAL	2,614,881
		Consumer Non-Cyclical - Products – 0.3%
950,000		Philips Electronics NV, 4.625%, 3/11/2013	992,332
1,050,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,153,360
2,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	2,044,850
		TOTAL	4,190,542
		Consumer Non-Cyclical - Supermarkets – 0.1%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,570,355
		Credit Card – 0.5%
4,500,000		BA Credit Card Trust, (Series B4), 5.45%, 9/18/2013	7,188,923
		Energy - Integrated – 1.8%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,252,705
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 3.125%, 4/28/2016	3,110,246
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,623,501
1,000,000	[1,2]	Enel Finance International SA, Company Guarantee, 3.875%, 10/7/2014	972,469
3,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	3,069,941
7,500,000		Shell International Finance B.V., Company Guarantee, 0.920%, 6/22/2012	7,510,473
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,150,493
		TOTAL	24,689,828
		Energy - Oil Field Services – 0.5%
4,000,000	[1,2]	Schlumberger Investment SA, Floating Rate Note - Sr. Note, (Series 144A), 1.09%, 9/12/2014	3,999,334
3,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	3,061,609
		TOTAL	7,060,943
		Energy - Refining – 0.2%
2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,541,884
		Financial Institution - Banking – 4.1%
1,500,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, 2.375%, 12/21/2012	1,508,986
5,000,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTNK), 0.876%, 9/15/2014	4,265,612
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,021,721
6,000,000		Citigroup, Inc., Floating Rate Note - Sr. Note, 1.302%, 4/1/2014	5,635,643
3,500,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 2.75%, 10/15/2012	3,513,314

Principal Amount or Shares			Value
$5,000,000		Goldman Sachs Group, Inc., Floating Rate Note - Sr. Note, 1.435%, 2/7/2014	4,703,841
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.30%, 2/14/2012	2,507,712
1,500,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,525,637
4,000,000		JPMorgan Chase & Co., Floating Rate Note - Sr. Note, (Series MTN), 1.296%, 5/2/2014	3,886,334
4,000,000		Morgan Stanley, Floating Rate Note - Sr. Note, (Series FRN), 2.016%, 1/24/2014	3,646,983
4,500,000		Morgan Stanley, Note, (Series GMTN), 5.625%, 1/9/2012	4,500,796
1,205,000		National City Bank, Sub. Note, 4.625%, 5/1/2013	1,252,850
4,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	4,044,958
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,636,582
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,212,505
6,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	6,102,657
3,500,000	[1,2]	Westpac Securities NZ Ltd., Company Guarantee, (Series 144A), 2.625%, 1/28/2013	3,534,915
		TOTAL	56,501,046
		Financial Institution - Brokerage – 0.6%
5,000,000		BlackRock, Inc., Floating Rate Note - Sr. Note, 0.806%, 5/24/2013	4,995,643
3,250,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	3,295,887
		TOTAL	8,291,530
		Financial Institution - Finance Noncaptive – 1.4%
2,000,000		American Express Credit Corp., (Series C), 7.30%, 8/20/2013	2,169,580
2,250,000		American Express Credit Corp., (Series MTN), 5.875%, 5/2/2013	2,366,557
6,750,000		General Electric Capital Corp., Floating Rate Note — Sr. Note, 1.234%, 1/7/2014	6,631,198
2,000,000		General Electric Capital Corp., Floating Rate Note, (Series MTN), 0.511%, 4/10/2012	1,999,755
6,500,000		General Electric Capital Corp., Floating Rate Note, (Series MTN), 0.559%, 11/1/2012	6,502,240
		TOTAL	19,669,330
		Financial Institution - Insurance - Health – 0.2%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,359,185
		Financial Institution - Insurance - Life – 0.8%
5,200,000		MetLife, Inc., Floating Rate Note - Sr. Note, 1.685%, 8/6/2013	5,214,912
3,000,000	[1,2]	New York Life Global Funding, Floating Rate Note — Sr. Secured Note, 0.506%, 4/4/2014	2,996,125
1,500,000		Prudential Financial, Inc., (Series MTN), 5.15%, 1/15/2013	1,555,920
1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, (Series MTN), 3.625%, 9/17/2012	1,726,278
		TOTAL	11,493,235
		Financial Institution - Insurance - P&C – 0.3%
3,000,000		Berkshire Hathaway, Inc., Floating Rate Note — Sr. Note, (Series FRN), 1.157%, 8/15/2014	3,008,434
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 6/15/2012	1,274,472
		TOTAL	4,282,906
		Financial Institution - REITs – 0.7%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 4/15/2014	3,372,170
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,249,465
1,000,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	999,070
		TOTAL	9,620,705
		Technology – 2.4%
7,850,000		Cisco Systems, Inc., Floating Rate Note - Sr. Note, 0.794%, 3/14/2014	7,852,348
2,350,000		Credit Suisse, Zurich, Sr. Unsecd. Note, 3.45%, 7/2/2012	2,377,234
2,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	2,009,272
3,000,000		Hewlett-Packard Co., Floating Rate Note - Sr. Note, 0.667%, 9/13/2012	2,985,490
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,052,786
12,000,000		Texas Instruments, Inc., Sr. Unsecd. Note, 1.375%, 5/15/2014	12,196,775

Principal Amount or Shares			Value
$4,250,000		Xerox Corp., Floating Rate Note - Sr. Note, 1.281%, 5/16/2014	4,190,504
		TOTAL	33,664,409
		Transportation - Services – 0.7%
3,500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, 5.80%, 10/15/2012	3,621,855
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, 3.60%, 3/1/2016	2,083,068
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.85%, 3/1/2014	3,268,980
		TOTAL	8,973,903
		Utility - Electric – 2.1%
1,500,000		Consolidated Edison Co., Deb., (Series '02-B), 4.875%, 2/1/2013	1,559,747
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 5.70%, 9/17/2012	2,068,151
1,500,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	1,590,448
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,136,436
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,529,335
3,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 1.125%, 11/1/2013	3,005,840
1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,771,610
967,000		National Rural Utilities Cooperative Finance Corp., Note, (Series MTNC), 7.25%, 3/1/2012	976,966
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,270,759
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,742,110
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, (Series 144A), 3.90%, 5/1/2016	3,010,785
2,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	2,543,154
1,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, (Series G), 0.85%, 8/15/2014	1,001,077
		TOTAL	29,206,418
		Utility - Natural Gas Distributor – 0.7%
10,000,000		Sempra Energy, Floating Rate Note - Sr. Note, 1.306%, 3/15/2014	9,926,025
		Utility - Natural Gas Pipelines – 0.5%
4,335,000		Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	4,702,906
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,130,739
		TOTAL	6,833,645
		TOTAL CORPORATE BONDS (IDENTIFIED COST $358,968,062)	363,438,862
		Mortgage-Backed Securities – 0.1%
		Federal National Mortgage Association – 0.1%
213,525		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	231,908
761,261		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	852,524
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,019,055)	1,084,432
		Collateralized Mortgage Obligations – 17.4%
		Commercial Mortgage – 2.4%
8,250,000		Bank of America Commercial Mortgage, Inc., Trust 2007-1, Class A3, 5.449%, 1/15/2049	8,560,414
4,207,572		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	4,235,603
2,686,452	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,764,413
2,947,958	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	3,093,992
1,453,169	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,519,394
3,431,228	[1,2]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	3,484,734
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.802%, 6/11/2042	2,512,070
7,000,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	6,987,097
		TOTAL	33,157,717
		Federal Home Loan Mortgage Corporation – 4.7%
1,065,891	[1,2]	Federal Home Loan Mortgage Corp. REMIC 1997 F, 7.00%, 4/18/2029	1,068,042
250,284		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.628%, 2/15/2018	251,173

Principal Amount or Shares			Value
$8,129,547		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.678%, 6/15/2034	8,134,967
2,565,932		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.738%, 2/15/2034	2,569,703
9,746,408		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.688%, 5/15/2036	9,750,154
2,959,816		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.658%, 5/15/2036	2,961,069
3,199,047		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.763%, 8/15/2035	3,205,032
1,172,244		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.678%, 7/15/2036	1,172,149
5,630,439		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.578%, 9/15/2036	5,613,883
6,717,257		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.678%, 7/15/2036	6,711,810
6,594,140		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.728%, 7/15/2037	6,593,763
6,367,619		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.698%, 11/15/2037	6,383,372
2,602,507		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.028%, 7/15/2036	2,626,178
3,307,476		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.188%, 7/15/2037	3,361,410
4,749,314		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	4,942,269
		TOTAL	65,344,974
		Federal National Mortgage Association – 3.8%
1,315,257		Federal National Mortgage Association REMIC 2002-77 FA, 1.285%, 12/18/2032	1,337,107
3,944,422		Federal National Mortgage Association REMIC 2006-119 CF, 0.594%, 12/25/2036	3,933,454
3,752,837		Federal National Mortgage Association REMIC 2006-44 FK, 0.724%, 6/25/2036	3,756,324
11,859,387		Federal National Mortgage Association REMIC 2006-61 FQ, 0.694%, 7/25/2036	11,869,423
3,087,329		Federal National Mortgage Association REMIC 2006-79 DF, 0.644%, 8/25/2036	3,083,501
5,653,415		Federal National Mortgage Association REMIC 2006-81 FB, 0.644%, 9/25/2036	5,647,359
4,331,901		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.514%, 2/25/2046	4,288,057
3,768,819		Federal National Mortgage Association REMIC 2007-88 FY, 0.754%, 9/25/2037	3,768,732
3,359,182		Federal National Mortgage Association REMIC 2007-97 FE, 0.744%, 7/25/2037	3,366,551
2,583,862		Federal National Mortgage Association REMIC 2008-69 FB, 1.294%, 6/25/2037	2,635,813
3,206,911		Federal National Mortgage Association REMIC 2009-42 FG, 1.094%, 5/25/2039	3,237,244
925,283		Federal National Mortgage Association REMIC 2009-63 FB, 0.794%, 8/25/2039	928,664
3,765,771		Federal National Mortgage Association REMIC 2009-69 F, 1.144%, 4/25/2037	3,819,892
		TOTAL	51,672,121
		Government Agency – 0.9%
9,630,659		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.804%, 3/9/2021	9,647,224
2,680,997		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.724%, 1/8/2020	2,683,141
		TOTAL	12,330,365
		Non-Agency Mortgage – 5.6%
10,941,926	[1,2]	Arran Residential Mortgages Funding (Series 2011-1A), Class A1C, 1.679%, 11/19/2047	10,901,117
41,950		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.747%, 2/25/2033	32,907
396,302	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.629%, 2/3/2029	122,668
879,754		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	848,977
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.835%, 11/20/2035	38,324
1,186,531		Countrywide Home Loans 2006-OA5, Class 2A3, 0.664%, 4/25/2046	46,099
670,324		Crusade Global Trust 2005-1, Class A1, 0.619%, 6/17/2037	640,479
7,500,000	[1,2]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.619%, 10/18/2054	7,468,375
14,000,000	[1,2]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.803%, 10/15/2054	13,952,560
2,000,000	[1,2]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.753%, 10/15/2054	1,992,026
603,030		Impac CMB Trust 2004-7, Class 1A2, 1.214%, 11/25/2034	418,159
789,999		Impac CMB Trust 2004-9, Class 1A2, 1.174%, 1/25/2035	299,880
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.564%, 2/25/2037	488,789
2,535,420		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.978%, 11/15/2031	2,291,264
8,250,000	[1,2]	Permanent Master Issuer PLC 2010-1, Class 1A, 1.553%, 7/15/2042	8,219,733

Principal Amount or Shares			Value
$8,000,000	[1,2]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.669%, 7/15/2042	7,967,857
1,143,859		Residential Funding Mortgage Securities I 2005-S6, Class A1, 5.00%, 8/25/2035	1,131,424
2,900,458		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	2,898,580
2,797,345		Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	2,833,710
12,000,000	[1,2]	Silverstone Master Issuer 2010-1A, Class A1, 1.811%, 1/21/2055	11,944,474
1,539,783		Washington Mutual 2006-AR1, Class 2A1B, 1.278%, 1/25/2046	887,510
2,134,065		Washington Mutual 2006-AR15, Class 1A, 1.048%, 11/25/2046	1,159,411
1,104,626		Washington Mutual 2006-AR17, Class 1A, 1.028%, 12/25/2046	566,956
228,442		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.337%, 7/25/2034	206,558
		TOTAL	77,357,837
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $248,005,156)	239,863,014
		MUTUAL FUNDS – 9.1%[4]
969,965		Emerging Markets Fixed Income Core Fund	28,842,909
2,867,148		Federated Bank Loan Core Fund	28,384,764
710,114		Federated Mortgage Core Portfolio	7,243,164
37,741,615	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	37,741,615
598,558		Federated Project and Trade Finance Core Fund	5,883,826
2,651,155		High Yield Bond Portfolio	16,834,833
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $120,193,167)	124,931,111
		TOTAL INVESTMENTS-99.4% (IDENTIFIED COST $1,372,744,315)[6]	1,372,183,862
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[7]	8,481,222
		TOTAL NET ASSETS-100%	$1,380,665,084

At December 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8] United States Treasury Notes 2-Year Short Futures	500	$110,273,438	March 2012	$(48,375)

The average notional amount of short Futures contracts held by the Fund throughout the period was $110,191,407. This is based on amounts held as of each month-end throughout the period.

At December 31, 2011, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	UBS AG, Stamford	Goldman Sachs and Co.	UBS Securities LLC
Reference Entity	CDX Index EM Series 16	Series 17 Leveraged Loan	Series 17 High Yield CDX Index
Buy/Sell	Buy	Buy	Buy
Pay/Receive Fixed Rate	5.00%	2.50%	5.00%
Expiration Date	12/20/2016	12/20/2016	12/20/2016
Implied Credit Spread at 12/31/2011[9]	5.48%	2.04%	4.21%
Notional Amount	$15,000,000	$13,000,000	$12,740,000
Market Value	$(1,282,927)	$825,663	$895,117
Upfront Premiums Paid/(Received)	$(1,575,000)	$1,072,500	$1,313,813
Unrealized Appreciation/(Depreciation)	$292,073	$(246,837)	$(418,696)

The average notional amount of Credit Default Swaps held by the Fund throughout the period was $30,685,000. This is based on amounts held as of each month-end throughout the period.

At December 31, 2011, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
9/17/2012	245,250 Pound Sterling	$378,102	$(1,759)
9/18/2013	4,745,921 Pound Sterling	$7,290,684	$(38,533)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(40,292)

The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $111,477. This is based on amounts held as of each month-end throughout the period.

Net Unrealized Depreciation on Futures Contracts, Swap Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $433,481,159, which represented 31.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors the “Directors”. At December 31, 2011, these liquid restricted securities amounted to $433,345,458, which represented 31.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at December 31, 2011, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC (Series 1999-3), Class B1, 6.629%, 2/3/2029	7/9/1999	$324,410	$122,668
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$13,033
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832	$0
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-Day net yield.
6	At December 31, 2011, the cost of investments for federal tax purposes was $1,372,636,069. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, futures contracts and swap contracts was $452,207. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,766,154 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,218,361.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$11,485,461	$ —	$11,485,461
Asset-Backed Securities	—	631,367,949	13,033	631,380,982
Corporate Bonds	—	363,438,862	—	363,438,862
Mortgage-Backed Securities	—	1,084,432	—	1,084,432
Collateralized Mortgage Obligations	—	239,863,014	—	239,863,014
Mutual Funds	119,047,285	5,883,826	—	124,931,111
TOTAL SECURITIES	$119,047,285	$1,253,123,544	$13,033	$1,372,183,862
OTHER FINANCIAL INSTRUMENTS[2]	$(48,375)	$397,561	$ —	$349,186
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts, swap contracts and foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2011	$15,796
Change in unrealized appreciation (depreciation)	(2,763)
Balance as of December 31, 2011	$13,033
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2011.	$(2,763)

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
OPT	— Option
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 27, 2012